John Hancock Disciplined Value Fund Investment Strategy - Class A C I R2 R4 R5 R6 [Member] - John Hancock Disciplined Value Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio consisting primarily of equity securities, such as common stocks, of value companies with a market capitalization of $1 billion or greater.The manager defines value companies as those companies that are included within the Russell 1000 Value Index or that exhibit attractive value characteristics based on financial metrics, such as price-to-book ratio or price-to-earnings ratio, price-to-sales ratio, enterprise-value-to-EBITDA (earnings before interest, taxes, depreciation and amortization) ratio or price-to-free-cash-flow ratio relative to a broader core, or non-style-specific, investment universe as represented by the Russell 1000 Index.The manager selects securities for the fund based on a continuous study of trends in industries and companies, earnings power, growth and other investment criteria. The fund may focus its investments in a particular sector or sectors of the economy.The fund may also invest up to 20% of its total assets in foreign currency-denominated securities.The fund may invest up to 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.The fund may participate as a purchaser in initial public offerings of securities (IPOs). An IPO is a company’s first offering of stock to the public. The fund may trade securities actively.